Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Disclosure of operating expenses

	2024	2023	2022
	£m	£m	£m
Infrastructure costs
Property and equipment[1]	1,815	1,948	1,649
Depreciation and amortisation	1,700	1,784	1,723
Impairment of property, equipment and intangible assets[1]	34	363	63
Total infrastructure costs	3,549	4,095	3,435
Administration and general expenses
Consultancy, legal and professional fees	829	782	669
Marketing and advertising	649	585	500
Other administration and general expenses	1,292	1,235	1,101
Total administration and general expenses	2,770	2,602	2,270
Staff costs[1]	9,876	10,017	9,252
UK regulatory levies[2]	320	180	176
Litigation and conduct[3]	220	37	1,597
Operating expenses	16,735	16,931	16,730
Notes:
1Infrastructure costs and Staff costs included £927m relating to structural cost actions taken in Q4 2023.
2Comprises the impact of the Bank of England (BoE) levy scheme and the UK bank levy.
3Included within the 2022 balance are costs of £966m related to the Over-issuance of Securities.